Share-based compensation - Disclosure of significant inputs in the model, share options (Details) - Stock option plans	Oct. 10, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)	70.36%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	1.70%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	1.75%